Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of Calculation of Basic and Diluted Net Income (Loss) per Share of Common Stock
The following table reflects the calculation of basic and diluted net income (loss) per share of common stock:

	For the Three Months Ended June 30, 2021	For the Six Months Ended June 30, 2021
Class A common stock
Numerator: Income allocable to Class A common stock
Income earned on investments held in Trust Account	$3,104	$33,037
Less: Company’s portion available to be withdrawn to pay taxes	(3,104)	(33,037)

Net income attributable to Class A common stock	$—	$—

Denominator: Weighted average Class A common stock
Basic and diluted weighted average shares outstanding, Class A common stock	17,250,000	17,250,000

Basic and diluted net income per share, Class A common stock	$0.00	$0.00

Class B common stock
Numerator: Net loss minus net income allocable to Class A common stock
Net loss	$(11,657,781)	$(5,577,783)
Net income allocable to Class A common stock	—	—

Net loss attributable to Class B common stock	$(11,657,781)	$(5,577,783)

Denominator: weighted average Class B common stock
Basic and diluted weighted average shares outstanding, Class B common stock	4,312,500	4,312,500

Basic and diluted net loss per share, Class B common stock	$(2.70)	$(1.29)